STOCKS - Dividends (Details)	Dec. 31, 2022 $ / shares
Series A-1 Preferred Stock
STOCKS
Original Issue Price	$ 2.4500
Series A-2 Preferred Stock
STOCKS
Original Issue Price	0.1136
Series A-3 Preferred Stock
STOCKS
Original Issue Price	1.1111
Series B-1 Preferred Stock
STOCKS
Original Issue Price	3.6138
Series B-2 Preferred Stock
STOCKS
Original Issue Price	2.5297
Series B-3 Preferred Stock
STOCKS
Original Issue Price	$ 2.3490